UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21218
Investment Company Act File Number
Eaton Vance New York Municipal Bond Fund II
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
December 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance New York Municipal Bond Fund II	as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 174.0%

Principal
Amount
(000’s omitted)	Security	Value
Hospital — 3.4%
$135	New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$132,080
180	New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	172,802
750	Suffolk County Industrial Development Agency, (Huntington Hospital), 5.875%, 11/1/32	744,007

		$1,048,889

Industrial Development Revenue — 2.6%
$220	New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$214,040
600	New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	583,745

		$797,785

Insured-Electric Utilities — 3.4%
$500	Long Island Power Authority, (BHAC), 5.50%, 5/1/33	$515,455
500	Long Island Power Authority, (BHAC), 6.00%, 5/1/33	537,220

		$1,052,675

Insured-Escrowed/Prerefunded — 3.6%
$545	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$281,416
550	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	268,213
1,385	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	558,723

		$1,108,352

Insured-General Obligations — 24.8%
$535	Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$574,831
560	Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	607,947
180	Freeport Union Free School District, (AGC), 4.00%, 4/1/23	183,283
200	Freeport Union Free School District, (AGC), 4.00%, 4/1/24	202,416
250	Hauppauge Union Free School District, (AGC), 4.00%, 7/15/24	249,195
250	Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	252,430
185	Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	187,651
190	Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	192,932
1,000	New York, (AGM), 5.00%, 4/1/22	1,064,260
1,795	New York Dormitory Authority, (School Districts Financing Program), (NPFG), 5.00%, 10/1/30	1,777,086
100	Plattsburgh, (AGC), 4.25%, 11/15/19	107,411
300	Plattsburgh, (AGC), 4.25%, 11/15/20	320,160
410	Sachem Central School District, (FGIC), (NPFG), 4.25%, 10/15/28	395,375
235	Syracuse, (AGC), 5.00%, 6/15/19	260,876
185	Wantagh Union Free School District, (AGC), 4.50%, 11/15/19	201,848
190	Wantagh Union Free School District, (AGC), 4.50%, 11/15/20	204,128
210	Wantagh Union Free School District, (AGC), 4.75%, 11/15/22	224,593
220	Wantagh Union Free School District, (AGC), 4.75%, 11/15/23	233,143
350	William Floyd Union Free School District, (AGC), 4.00%, 12/15/24	344,694

		$7,584,259

Insured-Hospital — 6.6%
$500	New York City Health and Hospitals Corp., (AGM), 5.50%, 2/15/20	$557,630
1,000	New York Dormitory Authority, (Health Quest Systems), (AGC), 5.125%, 7/1/37(1)	973,160
500	New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	504,035

		$2,034,825

Principal
Amount
(000’s omitted)	Security	Value
Insured-Housing — 3.2%
$1,000	New York City Housing Corp., (NPFG), 4.95%, 11/1/33	$968,040

		$968,040

Insured-Lease Revenue/Certificates of Participation — 7.0%
$1,390	Hudson Yards Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$1,141,162
950	New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	990,717

		$2,131,879

Insured-Other Revenue — 16.9%
$1,250	New York City Cultural Resource Trust, (American Museum of Natural History), (NPFG), 5.00%, 7/1/44	$1,231,012
2,500	New York City Cultural Resource Trust, (Museum of Modern Art), (AMBAC), (BHAC), 5.125%, 7/1/31(1)	2,503,400
1,700	New York City Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	1,447,635

		$5,182,047

Insured-Private Education — 33.2%
$1,440	New York Dormitory Authority, (Barnard College), (FGIC), (NPFG), 5.00%, 7/1/24	$1,480,190
1,275	New York Dormitory Authority, (Brooklyn Law School), (XLCA), 5.125%, 7/1/30	1,271,111
2,250	New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	2,261,880
1,000	New York Dormitory Authority, (New York University), (AMBAC), (BHAC), 5.00%, 7/1/31(1)	1,000,340
345	New York Dormitory Authority, (Pratt Institute), (AGC), 5.00%, 7/1/34	334,792
835	New York Dormitory Authority, (Pratt Institute), (AGC), 5.125%, 7/1/39	818,450
500	New York Dormitory Authority, (Skidmore College), (FGIC), (NPFG), 5.00%, 7/1/33	500,080
850	New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	827,475
5,425	Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/32	1,677,627

		$10,171,945

Insured-Public Education — 0.4%
$130	New York Dormitory Authority, (City University), (AMBAC), 5.25%, 7/1/30	$120,145

		$120,145

Insured-Special Tax Revenue — 14.7%
$670	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$588,159
275	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	253,368
1,700	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	290,972
13,970	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	1,557,655
3,200	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	330,144
2,105	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	201,470
575	Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/29	581,578
690	Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/32	691,953

		$4,495,299

Insured-Transportation — 13.5%
$1,000	Metropolitan Transportation Authority, (AGM), (NPFG), 5.00%, 11/15/31	$1,002,970
510	New York Thruway Authority, (AMBAC), 5.50%, 4/1/20	586,934
2,500	Port Authority of New York and New Jersey, (AGM), 5.00%, 11/1/27(1)	2,531,187

		$4,121,091

Insured-Water and Sewer — 12.1%
$905	Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.375%, 11/1/28	$964,422
2,750	New York City Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), (BHAC), 5.00%, 6/15/38(1)	2,743,813

		$3,708,235

Insured-Water Revenue — 1.1%
$350	Suffolk County Water Authority, (NPFG), 4.50%, 6/1/25	$352,846

		$352,846

Principal
Amount
(000’s omitted)	Security	Value
Other Revenue — 1.0%
$1,100	Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$299,827

		$299,827

Private Education — 11.1%
$500	New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	$473,370
1,280	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37	1,292,045
610	New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	613,989
1,000	New York Dormitory Authority, (The New School), 5.50%, 7/1/40	1,008,460

		$3,387,864

Transportation — 12.1%
$2,000	Metropolitan Transportation Authority, 5.00%, 11/15/34	$1,915,220
350	Nassau County Bridge Authority, 5.00%, 10/1/35	348,495
65	Nassau County Bridge Authority, 5.00%, 10/1/40	63,713
530	New York Thruway Authority, 5.00%, 4/1/26	545,185
340	Triborough Bridge and Tunnel Authority, 5.00%, 11/15/37	342,169
500	Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38	501,425

		$3,716,207

Water Revenue — 3.3%
$235	New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/26(2)	$242,518
750	New York Environmental Facilities Corp., 5.00%, 10/15/39	761,925

		$1,004,443

Total Tax-Exempt Investments — 174.0% (identified cost $55,525,787)		$53,286,653

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (43.2)%		$(13,250,891)

Other Assets, Less Liabilities — (30.8)%		$(9,417,053)

Net Assets Applicable to Common Shares — 100.0%		$30,618,709

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2010, 80.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 30.0% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

A summary of open financial instruments at December 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/11	30 U.S. 30-year Treasury Bond	Short	$(3,796,067)	$(3,663,750)	$132,317

Interest Rate Swaps

		Annual	Floating	Effective Date/	Net Unrealized
	Notional	Fixed Rate	Rate	Termination	Appreciation
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	(Depreciation)
Bank of America	$2,000,000	4.092%	3-month USD- LIBOR-BBA	February 24, 2011/ February 24, 2041	$17,929
JPMorgan Chase Co.	762,500	4.163	3-month USD- LIBOR-BBA	March 14, 2011/ March 14, 2041	(1,028)

					$16,901

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At December 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $150,246 and $1,028, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$44,345,270

Gross unrealized appreciation	$836,722
Gross unrealized depreciation	(3,230,339)

Net unrealized depreciation	$(2,393,617)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2010, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$53,286,653	$—	$53,286,653

Total Investments	$—	$53,286,653	$—	$53,286,653

Futures Contracts	$132,317	$—	$—	$132,317
Interest Rate Swaps	—	17,929	—	17,929

Total	$132,317	$53,304,582	$—	$53,436,899

Liability Description

Interest Rate Swaps	$—	$(1,028)	$—	$(1,028)

Total	$—	$(1,028)	$—	$(1,028)

The Fund held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At December 31, 2010, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Bond Fund II

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	February 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	February 23, 2011

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	February 23, 2011